Business Combination - Summary of Details of Shares Issued and Cash Paid to Existing Shareholders of RPL (Detail) - INR (₨) ₨ in Millions	Mar. 31, 2024	Aug. 23, 2021
ReNew Power Private Limited
Disclosure of detailed information about business combination [line items]
Cash consideration		₨ 736
ReNew Private Limited
Disclosure of detailed information about business combination [line items]
Number of ordinary equity shares transferred	375,829,151
Cash consideration	₨ 19,609
ReNew Private Limited | GS Wyvern Holdings Limited
Disclosure of detailed information about business combination [line items]
Number of ordinary equity shares transferred	184,709,600
Cash consideration	₨ 8,319
ReNew Private Limited | Canada Pension Plan Investment Board
Disclosure of detailed information about business combination [line items]
Number of ordinary equity shares transferred	61,608,099
Cash consideration	₨ 3,120
ReNew Private Limited | Abu Dhabi Investment Authority
Disclosure of detailed information about business combination [line items]
Number of ordinary equity shares transferred	75,244,318
Cash consideration	₨ 3,120
ReNew Private Limited | JERA Power RN, B.V
Disclosure of detailed information about business combination [line items]
Number of ordinary equity shares transferred	34,411,682
ReNew Private Limited | GEF SACEF India
Disclosure of detailed information about business combination [line items]
Number of ordinary equity shares transferred	12,375,767
Cash consideration	₨ 446
ReNew Private Limited | Founder Investors
Disclosure of detailed information about business combination [line items]
Number of ordinary equity shares transferred	7,479,685
Cash consideration	₨ 4,605
ReNew Private Limited | Class A shares
Disclosure of detailed information about business combination [line items]
Shares issued	177,354,759
ReNew Private Limited | Class A shares | GS Wyvern Holdings Limited
Disclosure of detailed information about business combination [line items]
Shares issued	34,133,476
ReNew Private Limited | Class A shares | Canada Pension Plan Investment Board
Disclosure of detailed information about business combination [line items]
Shares issued	46,867,691
ReNew Private Limited | Class A shares | Abu Dhabi Investment Authority
Disclosure of detailed information about business combination [line items]
Shares issued	58,170,916
ReNew Private Limited | Class A shares | JERA Power RN, B.V
Disclosure of detailed information about business combination [line items]
Shares issued	28,524,255
ReNew Private Limited | Class A shares | GEF SACEF India
Disclosure of detailed information about business combination [line items]
Shares issued	9,658,421
ReNew Private Limited | Class B shares
Disclosure of detailed information about business combination [line items]
Shares issued	1
ReNew Private Limited | Class B shares | Founder Investors
Disclosure of detailed information about business combination [line items]
Shares issued	1
ReNew Private Limited | Class C shares
Disclosure of detailed information about business combination [line items]
Shares issued	106,074,525
ReNew Private Limited | Class C shares | GS Wyvern Holdings Limited
Disclosure of detailed information about business combination [line items]
Shares issued	106,074,525
ReNew Private Limited | Class D shares
Disclosure of detailed information about business combination [line items]
Shares issued	1
ReNew Private Limited | Class D shares | Canada Pension Plan Investment Board
Disclosure of detailed information about business combination [line items]
Shares issued	1